Commitments and contingencies	12 Months Ended
Dec. 31, 2024
Disclosure Of Detailed Information About Commitments And Contingencies [Abstract]
Commitments and contingencies

17. Commitments and contingencies

Obsidian Energy is committed to certain payments over the next five calendar years and thereafter as follows:

	2025	2026	2027	2028	2029	Thereafter	Total
Long-term debt (1)	$3.0	$225.0	$111.2	$-	$-	$-	$339.2
Transportation	17.5	17.1	13.9	13.0	13.0	8.0	82.5
Interest obligations	29.4	20.1	13.7	-	-	-	63.2
Office lease (existing)	0.7	-	-	-	-	-	0.7
Lease liability (2)	2.1	1.6	1.0	0.6	0.1	4.6	10.0
Decommissioning liability (3)	19.7	18.2	15.7	14.5	12.0	35.6	115.7
Total	$72.4	$282.0	$155.5	$28.1	$25.1	$48.2	$611.3

(1)
The 2025 figure includes the current portion of our senior unsecured notes, which are expected to be subject to a Repurchase Offer pursuant to the terms of the notes. The 2026 figure includes our syndicated credit facility which has a term-out date of May 2026. The 2027 figure includes our senior unsecured notes not subject to the Repurchase Offer due in July 2027. Refer to Note 6 for further details. Historically, the Company has successfully renewed its syndicated credit facility.
(2)
Includes the Company's new office lease beginning in 2025
(3)
These amounts represent the present value of future reclamation and abandonment costs that are expected to be incurred over the life of the Company’s properties excluding decommissioning liabilities classified as held for sale.

Obsidian Energy’s commitments relate to the following:

•
Transportation commitments relate to costs for future pipeline access.
•
Interest obligations are the estimated future interest payments related to Obsidian Energy’s debt instruments.
•
Office leases pertain to total existing leased office space, which expires in January 2025
•
Lease liabilities pertain to various vehicle, surface lease commitments and the new office lease (begins in 2025) that meet the definition of a lease under IFRS 16.
•
The decommissioning liability represents the inflated, discounted future reclamation and abandonment costs that are expected to be incurred over the life of our properties.

The Company is involved in various litigation and claims in the normal course of business and records provisions for claims as required.